NYSE Regulation

10013921

Received SEC
DEC 07 2010
Washington, DC 20549

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

CERTARCA
001-14624-05

VIA FACSIMILE AND U.S. MAIL
December 7, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: The Royal Bank of Scotland N.V.
CIK: 0000897878
Filing: Form 8-A filed 12/7/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 6, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

RBS US Large Cap Trendpilot Exchange Traded Notes due December 7, 2040 linked to the RBS US Large Cap Index (USD)

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure